Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Titan Pharmaceuticals Inc [Member]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	As of December 31,
(in thousands of U.S. dollars)	2024	2023
Furniture and office equipment	$-	$132
Computer equipment	-	579
	-	711
Less accumulated depreciation and amortization	-	(706)
Property and equipment, net	$-	$5

TALENTEC SDN. BHD. [Member]
Schedule of Property and Equipment

Property and equipment, net, consisted of the following:

	As of July 31,	As of January 31,
	2024	2025
		(Unaudited)
Furniture, Fittings, Office Equipment & Renovation	$105,278	$105,892
Computer Terminal & Peripherals	$98,854	$17,089
Sub-total	204,132	122,981
Less: accumulated depreciation	(202,767)	(15,900)
Property and equipment, net	$1,365	$107,081

Property and equipment, net, consisted of the following:

	As of July 31,
	2023	2024
Computer Terminal & Peripherals	$99,311	$98,854
Furniture, Fittings, Office Equipment & Renovation	107,051	105,278
Sub-total	206,362	204,132
Less: accumulated depreciation	(206,257)	(202,767)
Property and equipment, net	$105	$1,365